Unaudited Condensed Consolidated Statement of Financial Position - GBP (£) £ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Non-current assets
Goodwill	£ 6,270	£ 6,321
Other intangible assets, net	32,182	33,602
Property, plant and equipment, net	44,605	37,648
Investment in joint venture	155	0
Right-of-use assets, net	20,019	14,794
Other receivables	642	100
Investments in equity instruments	2,145	2,145
Deferred tax asset	888	1,008
Total non-current assets	106,906	95,618
Current assets
Trade receivables	684	523
Other receivables and contract assets	16,505	14,618
Current tax assets	31,830	33,023
Inventories	0	50
Short term bank deposits	251,957	101,234
Cash and cash equivalents	195,408	404,577
Total current assets	496,384	554,025
Total assets	603,290	649,643
Capital and reserves
Share capital	62	61
Share premium	364,609	364,603
Deferred shares	0	0
Capital redemption reserve	3	3
Foreign exchange reserve	1,348	1,824
Share-based payment reserve	40,741	35,267
Fair value reserve	(199)	(199)
Merger reserve	54,213	54,213
(Accumulated losses)/retained earnings	(13,053)	23,106
Total equity attributable to owners of the parent	447,724	478,878
Non-current liabilities
Loans	311	313
Lease liabilities	15,817	10,942
Deferred tax liability, net	6,735	7,072
Contract liabilities and other advances	60,418	59,170
Provisions	1,248	1,243
Other payables	442	377
Total non-current liabilities	84,971	79,117
Current liabilities
Trade payables	15,074	30,740
Lease liabilities	3,394	2,641
Contract Liabilities and other advances	30,011	38,812
Other payables	22,116	19,455
Total current liabilities	70,595	91,648
Total liabilities	155,566	170,765
Total equity and liabilities	£ 603,290	£ 649,643